ASSET RETIREMENT OBLIGATION	12 Months Ended
Dec. 31, 2020
Asset Retirement Obligation Disclosure [Abstract]
ASSET RETIREMENT OBLIGATION

NOTE 10 - ASSET RETIREMENT OBLIGATION

During 2013, the Company began the re-work project on various well associated with the Ownbey Oil and Gas Lease purchased on December 31, 2012. The Company will be required as part of the purchase of this lease to remediate the Ownbey property upon its abandonment of the lease. In accordance with FASB ASC 410, “Asset Retirement and Environmental Obligations,” the Company recognized the fair value of the liability for an asset retirement obligation in the amount of $101,250. Because the Company does not have a certified valuation report for the Ownbey lease we did not capitalize this cost, but instead expensed the entire amount during the 2013 year. During 2019 the Company reversed all obligation associated with the ARUR acquisition due to the Kansas Court ruling (see litigation in Note 8) The following table describes all changes to the Company’s asset retirement obligation liability during 2020 and 2019:

	December 31,
	2020	2019
Asset retirement obligation-beginning of year	$-	$101,250
Liabilities incurred	-	-
Accretion expense	-	-
Rescission of agreement	-	(101,250)
Asset retirement obligation-end of year	$-	$-